Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

2.1	Prior year error

In preparation of the consolidated financial statements for the year ended December 31, 2024, an error was identified in the calculation of the deferred tax liabilities of Blanket. The change impacts the Company’s previously filed consolidated financial statements from December 31, 2019. As presented, the non-cash restatement was corrected in the opening balances from January 1, 2019 in these consolidated financial statements.  The statements of cash flows do not include restated information for the affected periods because the error did not impact any cash flows.

2.2	Audited vs Non-Audited

The consolidated statements of financial position and consolidated statements of profit or loss and other comprehensive income for years ended 2019 - 2021 have been extracted from previously audited financial information, and restated due to the above prior year error, with an audited adjustment.

However, the periods 2019 - 2021 do not contain all the comparative notes (as would otherwise be required by IFRS Accounting Standards – IAS 1), due to the company only disclosing notes that were specifically affected by the restatement. Therefore, these periods are noted as being ‘Unaudited’ as they do not meet all the comparative disclosure requirements.

2.3	Statement of compliance and going concern

The consolidated financial statements have been prepared on a going concern basis, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The directors have, at the time of approving these consolidated financial statements, a reasonable expectation that Caledonia has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis of accounting in preparing these consolidated financial statements.

The consolidated financial statements were approved for issue by the Board of Directors on May 15, 2025.

2.4	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for:

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates;
●	equity-settled share-based payment arrangements measured at fair value on the grant date; and
●	derivative financial assets and derivative financial liabilities measured at fair value.

2.5	Functional currency

The consolidated financial statements are presented in United States Dollars (“$” or “US Dollars” or “USD” or “US$”), which is also the functional currency of the Company. All financial information presented in US Dollars has been rounded to the nearest thousand, unless indicated otherwise. Refer to note 9 for foreign exchange effects related to Zimbabwean real-time gross settlement, bond notes or bond coins (“RTGS$”) and the Zimbabwe Gold ("ZiG").